Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue [Line Items]
Remaining performance obligations (in Dollars)	$ 1,000
Professional Services	26.00%
Revenue is Derived from Chipsets	74.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	37.80%	57.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	34.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	16.80%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	9.00%	37.50%